Document and Entity Information	Jun. 18, 2024
Details
Registrant CIK	0001842138
Entity Address, Postal Zip Code	00100
Document Type	8-K
Document Period End Date	Jun. 18, 2024
Entity Registrant Name	WARPSPEED TAXI INC.
Entity Incorporation, State or Country Code	WY
Securities Act File Number	333-252505
Entity Tax Identification Number	85-3978107
Entity Address, Address Line One	Shiriki House Office Community
Entity Address, Address Line Two	Lower Kabete Road
Entity Address, Address Line Three	Westlands
Entity Address, City or Town	Nairobi
Entity Address, Country	KE
City Area Code	702
Local Phone Number	802-0474
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false